Consolidated Statements of Shareholders' Equity (Parentheticals) (Common Stock [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock [Member]
Acquisition of treasury stock, shares	126,856,850	130,927,000	93,270,450